AB Variable Products Series Fund, Inc.

AB Dynamic Asset Allocation Portfolio

Portfolio of Investments

September 30, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 64.9%
Information Technology – 17.8%
Communications Equipment – 0.5%
Arista Networks, Inc.(a)	2,144	$312,402
Cisco Systems, Inc.	7,990	546,676
F5, Inc.(a)	116	37,490
Motorola Solutions, Inc.	336	153,650
Nokia Oyj	10,409	50,055
Telefonaktiebolaget LM Ericsson - Class B(b)	5,620	46,567

		1,146,840

Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp. - Class A	2,430	300,713
CDW Corp./DE	265	42,209
Celestica, Inc.(a)	231	56,845
Corning, Inc.	1,634	134,037
Halma PLC	762	35,472
Hexagon AB - Class B	4,169	49,749
Jabil, Inc.	216	46,909
Keyence Corp.	410	152,750
Keysight Technologies, Inc.(a)	346	60,522
Kyocera Corp.	2,509	33,705
Murata Manufacturing Co., Ltd.	3,307	62,780
Shimadzu Corp.	378	9,532
TDK Corp.	3,839	55,592
TE Connectivity PLC	596	130,840
Teledyne Technologies, Inc.(a)	95	55,674
Trimble, Inc.(a)	479	39,110
Yokogawa Electric Corp.	434	12,455
Zebra Technologies Corp. - Class A(a)	103	30,607

		1,309,501

IT Services – 0.8%
Accenture PLC - Class A	1,251	308,497
Akamai Technologies, Inc.(a)	294	22,273
Capgemini SE	327	47,702
CGI, Inc.	401	35,717
Cognizant Technology Solutions Corp. - Class A	990	66,399
Fujitsu Ltd.	3,501	82,128
Gartner, Inc.(a)	155	40,745
GoDaddy, Inc. - Class A(a)	286	39,133
International Business Machines Corp.	1,867	526,793
MongoDB, Inc.(a)	164	50,902
NEC Corp.	2,562	82,007
Nomura Research Institute Ltd.	754	28,948
Obic Co., Ltd.	605	21,086
Okta, Inc.(a)	336	30,811
Otsuka Corp.	360	7,515
SCSK Corp.	292	8,740
Shopify, Inc. - Class A(a)	2,451	364,137
Snowflake, Inc.(a)	637	143,675
TIS, Inc.	394	12,996
Twilio, Inc. - Class A(a)	307	30,728
VeriSign, Inc.	170	47,527

Company	Shares	U.S. $ Value

Wix.com Ltd.(a)	112	$19,895

		2,018,354

Semiconductors & Semiconductor Equipment – 6.9%
Advanced Micro Devices, Inc.(a)	3,257	526,950
Advantest Corp.	1,514	149,799
Analog Devices, Inc.	997	244,963
Applied Materials, Inc.	1,612	330,041
ASM International NV	95	57,299
ASML Holding NV	791	771,373
BE Semiconductor Industries NV	147	22,010
Broadcom, Inc.	8,974	2,960,612
Disco Corp.	194	60,827
Entegris, Inc.	304	28,108
First Solar, Inc.(a)	205	45,209
Infineon Technologies AG	2,622	102,862
Intel Corp.(a)	8,760	293,898
KLA Corp.	266	286,908
Lam Research Corp.	2,569	343,989
Lasertec Corp.	171	23,394
Marvell Technology, Inc.	1,732	145,609
Microchip Technology, Inc.	1,084	69,615
Micron Technology, Inc.	2,248	376,135
Monolithic Power Systems, Inc.	97	89,302
Nova Ltd.(a)	59	18,762
NVIDIA Corp.	49,004	9,143,166
NXP Semiconductors NV	508	115,687
ON Semiconductor Corp.(a)	839	41,371
QUALCOMM, Inc.	2,173	361,500
Renesas Electronics Corp.	3,335	38,370
SCREEN Holdings Co., Ltd.(b)	200	18,122
STMicroelectronics NV	1,372	38,780
Teradyne, Inc.	322	44,320
Texas Instruments, Inc.	1,825	335,307
Tokyo Electron Ltd.	944	167,340

		17,251,628

Software – 5.8%
Adobe, Inc.(a)	852	300,543
AppLovin Corp. - Class A(a)	464	333,403
Atlassian Corp. - Class A(a)	335	53,499
Autodesk, Inc.(a)	430	136,598
Bentley Systems, Inc. - Class B	322	16,577
Cadence Design Systems, Inc.(a)	549	192,842
Check Point Software Technologies Ltd.(a)	174	36,002
Cloudflare, Inc. - Class A(a)	624	133,904
Coinbase Global, Inc. - Class A(a)	404	136,346
Constellation Software, Inc./Canada	41	111,301
Crowdstrike Holdings, Inc. - Class A(a)	501	245,680
CyberArk Software Ltd.(a)	96	46,382
Dassault Systemes SE	1,349	45,382
Datadog, Inc. - Class A(a)	578	82,307
Descartes Systems Group, Inc. (The)(a)	172	16,195
Docusign, Inc.(a)	406	29,269

Company	Shares	U.S. $ Value

Fair Isaac Corp.(a)	49	$73,330
Fortinet, Inc.(a)	1,307	109,893
Gen Digital, Inc.	1,058	30,037
HubSpot, Inc.(a)	101	47,248
Intuit, Inc.	561	383,112
Microsoft Corp.	14,181	7,345,049
Monday.com Ltd.(a)	82	15,883
Nemetschek SE	116	15,138
Nice Ltd.(a)	127	18,398
Nutanix, Inc. - Class A(a)	512	38,088
Open Text Corp.	515	19,250
Oracle Corp.	3,403	957,060
Oracle Corp. Japan	81	8,270
Palantir Technologies, Inc. - Class A(a)	4,548	829,646
Palo Alto Networks, Inc.(a)	1,339	272,647
PTC, Inc.(a)	241	48,928
Roper Technologies, Inc.	216	107,717
Sage Group PLC (The)	1,943	28,823
Salesforce, Inc.	1,920	455,040
Samsara, Inc. - Class A(a)	569	21,195
SAP SE	2,098	561,776
ServiceNow, Inc.(a)	416	382,836
Strategy, Inc.(a) (b)	525	169,160
Synopsys, Inc.(a)	373	184,034
Trend Micro, Inc./Japan	289	15,818
Tyler Technologies, Inc.(a)	87	45,515
WiseTech Global Ltd.(b)	403	24,093
Workday, Inc. - Class A(a)	434	104,477
Xero Ltd.(a)	331	34,538
Zoom Communications, Inc.(a)	497	41,002
Zscaler, Inc.(a)	204	61,131

		14,365,362

Technology Hardware, Storage & Peripherals – 3.3%
Apple, Inc.	29,997	7,638,136
Canon, Inc.	1,711	49,932
Dell Technologies, Inc. - Class C	650	92,150
FUJIFILM Holdings Corp.	2,196	54,611
Hewlett Packard Enterprise Co.	2,635	64,716
HP, Inc.	1,886	51,356
Logitech International SA (REG)	306	33,660
NetApp, Inc.	403	47,739
Pure Storage, Inc. - Class A(a)	624	52,297
Seagate Technology Holdings PLC	427	100,798
Super Micro Computer, Inc.(a)	1,019	48,851
Western Digital Corp.	701	84,162

		8,318,408

		44,410,093

Financials – 10.8%
Banks – 4.4%
ABN AMRO Bank NV	1,171	37,565
AIB Group PLC	4,291	39,120
ANZ Group Holdings Ltd.	5,991	131,554

Company	Shares	U.S. $ Value

Banco Bilbao Vizcaya Argentaria SA(b)	11,574	$223,027
Banco BPM SpA	2,282	34,249
Banco Comercial Portugues SA	16,694	14,820
Banco de Sabadell SA	10,089	39,379
Banco Santander SA	29,894	313,717
Bank Hapoalim BM	2,510	51,021
Bank Leumi Le-Israel BM	2,999	59,088
Bank of America Corp.	14,370	741,348
Bank of Ireland Group PLC	1,934	32,022
Bank of Montreal	1,443	188,035
Bank of Nova Scotia (The)(b)	2,502	161,784
Bankinter SA	1,353	21,389
Banque Cantonale Vaudoise (REG)(b)	61	7,228
Barclays PLC	28,403	146,142
BNP Paribas SA	2,044	186,950
BOC Hong Kong Holdings Ltd. - Class H	6,531	30,596
BPER Banca SpA	2,936	32,655
CaixaBank SA	7,826	82,658
Canadian Imperial Bank of Commerce(b)	1,874	149,750
Chiba Bank Ltd. (The)	1,062	11,132
Citigroup, Inc.	3,697	375,246
Citizens Financial Group, Inc.	871	46,302
Commerzbank AG	1,546	58,535
Commonwealth Bank of Australia	3,361	371,167
Concordia Financial Group Ltd.	2,048	15,680
Credit Agricole SA	2,126	41,895
Danske Bank A/S	1,341	57,280
DBS Group Holdings Ltd.	4,450	176,477
DNB Bank ASA	1,780	48,516
Erste Group Bank AG	619	60,849
Fifth Third Bancorp	1,340	59,697
FinecoBank Banca Fineco SpA	1,228	26,652
First Citizens BancShares, Inc./NC - Class A	19	33,994
Hang Seng Bank Ltd. - Class H	585	8,902
HSBC Holdings PLC	35,031	494,397
Huntington Bancshares, Inc./OH	2,925	50,515
ING Groep NV	6,068	159,077
Intesa Sanpaolo SpA	28,604	189,335
Israel Discount Bank Ltd. - Class A	2,461	24,314
Japan Post Bank Co., Ltd.	3,547	43,433
JPMorgan Chase & Co.	5,582	1,760,730
KBC Group NV	461	55,246
KeyCorp	1,870	34,950
Lloyds Banking Group PLC	120,301	136,131
M&T Bank Corp.	323	63,831
Mitsubishi UFJ Financial Group, Inc.	22,946	370,150
Mizrahi Tefahot Bank Ltd.	313	20,566
Mizuho Financial Group, Inc.	5,030	169,088
National Australia Bank Ltd.	6,151	179,435
National Bank of Canada(b)	787	83,597
NatWest Group PLC	16,266	114,892
Nordea Bank Abp	6,271	103,244
Oversea-Chinese Banking Corp., Ltd.	5,934	75,656
PNC Financial Services Group, Inc. (The)	795	159,739
Regions Financial Corp.	1,805	47,598
Resona Holdings, Inc.	4,165	42,472
Royal Bank of Canada	2,831	417,256
Skandinaviska Enskilda Banken AB(b)	3,040	59,607
Societe Generale SA	1,447	96,336

Company	Shares	U.S. $ Value

Standard Chartered PLC	3,968	$77,009
Sumitomo Mitsui Financial Group, Inc.	7,372	207,395
Sumitomo Mitsui Trust Group, Inc.	1,234	35,816
Svenska Handelsbanken AB - Class A	2,929	38,217
Swedbank AB - Class A	1,705	51,467
Toronto-Dominion Bank (The)	3,455	276,261
Truist Financial Corp.	2,630	120,244
UniCredit SpA	2,816	214,284
United Overseas Bank Ltd.	1,692	45,439
US Bancorp	3,129	151,225
Wells Fargo & Co.	6,468	542,148
Westpac Banking Corp.(b)	6,872	177,056

		11,004,577

Capital Markets – 2.2%
3i Group PLC	1,955	107,765
Ameriprise Financial, Inc.	192	94,320
Amundi SA	124	9,855
Ares Management Corp. - Class A	434	69,392
ASX Ltd.	390	15,115
Bank of New York Mellon Corp. (The)	1,437	156,576
Blackrock, Inc.	296	345,098
Blackstone, Inc.	1,466	250,466
Brookfield Asset Management Ltd. - Class A	822	46,779
Brookfield Corp.	2,746	188,414
Carlyle Group, Inc. (The)	471	29,532
Cboe Global Markets, Inc.	211	51,748
Charles Schwab Corp. (The)	3,467	330,994
CME Group, Inc.	724	195,618
CVC Capital Partners PLC(c)	426	7,438
Daiwa Securities Group, Inc.(b)	2,625	21,331
Deutsche Bank AG (REG)	3,717	131,640
Deutsche Boerse AG	379	101,493
EQT AB(b)	743	25,768
Euronext NV(c)	157	23,505
FactSet Research Systems, Inc.	76	21,773
Futu Holdings Ltd. (ADR)	140	24,347
Goldman Sachs Group, Inc. (The)	617	491,348
Hong Kong Exchanges & Clearing Ltd. - Class H	2,537	144,027
IGM Financial, Inc.	166	6,043
Interactive Brokers Group, Inc. - Class A	875	60,209
Intercontinental Exchange, Inc.	1,152	194,089
Japan Exchange Group, Inc.	1,916	21,396
Julius Baer Group Ltd.	414	28,828
KKR & Co., Inc.	1,252	162,697
London Stock Exchange Group PLC	955	109,522
LPL Financial Holdings, Inc.	161	53,563
Macquarie Group Ltd.(b)	727	105,524
Moody’s Corp.	326	155,332
Morgan Stanley	2,407	382,617
MSCI, Inc.	156	88,516
Nasdaq, Inc.	865	76,509
Nomura Holdings, Inc.	6,015	44,082
Northern Trust Corp.	391	52,629
Partners Group Holding AG	46	60,187
Raymond James Financial, Inc.	385	66,451
Robinhood Markets, Inc. - Class A(a)	1,464	209,616
S&P Global, Inc.	631	307,114

Company	Shares	U.S. $ Value

SBI Holdings, Inc.	593	$25,818
Schroders PLC	1,455	7,383
Singapore Exchange Ltd.	1,635	20,989
State Street Corp.	573	66,474
T. Rowe Price Group, Inc.	443	45,470
TMX Group Ltd.	558	21,346
Tradeweb Markets, Inc. - Class A	234	25,969
UBS Group AG (REG)(a)	6,375	262,099

		5,544,814

Consumer Finance – 0.3%
American Express Co.	1,126	374,012
Capital One Financial Corp.	1,286	273,378
SoFi Technologies, Inc.(a)	2,219	58,626
Synchrony Financial	765	54,353

		760,369

Financial Services – 1.9%
Adyen NV(a)	51	82,063
Affirm Holdings, Inc.(a)	538	39,317
Apollo Global Management, Inc.	804	107,149
Banca Mediolanum SpA	449	9,018
Berkshire Hathaway, Inc. - Class B(a)	2,722	1,368,458
Block, Inc.(a)	1,115	80,581
Corebridge Financial, Inc.	540	17,307
Corpay, Inc.(a)	135	38,888
Edenred SE	481	11,455
Equitable Holdings, Inc.	610	30,976
EXOR NV(d)	188	18,401
Fidelity National Information Services, Inc.	1,055	69,567
Fiserv, Inc.(a)	1,114	143,628
Global Payments, Inc.	490	40,709
Groupe Bruxelles Lambert NV	161	14,434
Industrivarden AB - Class A	238	9,455
Industrivarden AB - Class C(b)	313	12,424
Infratil Ltd.(b)	1,868	13,388
Investor AB - Class B	3,476	108,814
Jack Henry & Associates, Inc.	147	21,893
L E Lundbergforetagen AB - Class B	153	7,950
M&G PLC	4,588	15,647
Mastercard, Inc. - Class A	1,720	978,353
Mitsubishi HC Capital, Inc.	1,736	14,341
Nexi SpA(b)	1,111	6,294
ORIX Corp.	2,297	60,287
PayPal Holdings, Inc.(a)	1,856	124,463
Sofina SA(b)	31	9,166
Toast, Inc. - Class A(a)	900	32,859
Visa, Inc. - Class A	3,437	1,173,323
Washington H Soul Pattinson & Co., Ltd. - Class H	480	12,221
Wise PLC - Class A(a)	1,338	18,652

		4,691,481

Insurance – 2.0%
Admiral Group PLC	523	23,605
Aegon Ltd.	2,655	21,405

Company	Shares	U.S. $ Value

Aflac, Inc.	1,032	$115,274
Ageas SA/NV	300	20,807
AIA Group Ltd. - Class H	20,525	196,711
Allianz SE (REG)	776	326,484
Allstate Corp. (The)	532	114,194
American Financial Group, Inc./OH	134	19,526
American International Group, Inc.	1,158	90,949
Aon PLC - Class A	412	146,911
Arch Capital Group Ltd.	753	68,320
Arthur J Gallagher & Co.	515	159,516
ASR Nederland NV	297	20,211
Aviva PLC	6,139	56,791
AXA SA	3,559	170,672
Baloise Holding AG (REG)	83	20,542
Brown & Brown, Inc.	596	55,899
Chubb Ltd.	765	215,921
Cincinnati Financial Corp.	314	49,643
Dai-ichi Life Holdings, Inc.	7,005	55,102
Erie Indemnity Co. - Class A	51	16,226
Everest Group Ltd.	86	30,120
Fairfax Financial Holdings Ltd.	40	69,981
Fidelity National Financial, Inc.	524	31,697
Generali	1,712	67,282
Gjensidige Forsikring ASA	401	11,784
Great-West Lifeco, Inc.	559	22,686
Hannover Rueck SE	121	36,513
Hartford Insurance Group, Inc. (The)	571	76,166
Helvetia Holding AG (REG)	75	18,431
iA Financial Corp., Inc.	187	21,261
Insurance Australia Group Ltd.	4,750	25,739
Intact Financial Corp.	359	69,847
Japan Post Holdings Co., Ltd.	3,532	35,056
Japan Post Insurance Co., Ltd.	292	8,276
Legal & General Group PLC	11,518	36,995
Loews Corp.	358	35,940
Manulife Financial Corp.	3,430	106,866
Markel Group, Inc.(a)	26	49,695
Marsh & McLennan Cos., Inc.	990	199,515
Medibank Pvt. Ltd.	5,531	17,621
MetLife, Inc.	1,146	94,396
MS&AD Insurance Group Holdings, Inc.	2,568	58,155
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	263	167,919
NN Group NV	540	38,079
Phoenix Financial Ltd.	453	16,962
Phoenix Group Holdings PLC	1,410	12,235
Poste Italiane SpA	918	21,822
Power Corp. of Canada(b)	1,120	48,463
Principal Financial Group, Inc.	450	37,309
Progressive Corp. (The)	1,178	290,907
Prudential Financial, Inc.	711	73,759
Prudential PLC	5,185	72,588
QBE Insurance Group Ltd.	3,032	41,260
Sampo Oyj - Class A(b)	4,862	55,898
Sompo Holdings, Inc.	1,700	52,556
Sony Financial Group, Inc.	12,253	13,588
Sun Life Financial, Inc.	1,132	67,975
Suncorp Group Ltd.	2,174	29,148
Swiss Life Holding AG (REG)	58	62,617
Swiss Re AG	600	111,436

Company	Shares	U.S. $ Value

T&D Holdings, Inc.	896	$21,902
Talanx AG	130	17,333
Tokio Marine Holdings, Inc.	3,670	155,326
Travelers Cos., Inc. (The)	455	127,045
Tryg A/S	675	17,138
Unipol Assicurazioni SpA	720	15,478
W R Berkley Corp.	610	46,738
Willis Towers Watson PLC	200	69,090
Zurich Insurance Group AG	294	210,146

		4,983,448

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
Annaly Capital Management, Inc.	1,215	24,555

		27,009,244

Industrials – 7.3%
Aerospace & Defense – 1.7%
Airbus SE	1,194	278,830
Axon Enterprise, Inc.(a)	149	106,928
BAE Systems PLC	6,050	168,410
Boeing Co. (The)(a)	1,515	326,983
Bombardier, Inc. - Class B(a)	177	24,804
CAE, Inc.(a)	611	18,093
Dassault Aviation SA	40	13,475
Elbit Systems Ltd.	56	28,490
General Dynamics Corp.	459	156,519
General Electric Co.	2,142	644,357
HEICO Corp.	89	28,731
HEICO Corp. - Class A	152	38,622
Hensoldt AG	128	16,671
Howmet Aerospace, Inc.	771	151,293
Kongsberg Gruppen ASA	883	28,218
L3Harris Technologies, Inc.	376	114,834
Leonardo SpA	813	52,021
Lockheed Martin Corp.	424	211,665
Melrose Industries PLC	2,553	21,019
MTU Aero Engines AG	109	50,286
Northrop Grumman Corp.	275	167,563
Rheinmetall AG	93	217,543
Rocket Lab Corp.(a)	866	41,490
Rolls-Royce Holdings PLC	16,968	272,748
RTX Corp.	2,683	448,946
Saab AB - Class B	643	39,507
Safran SA	724	256,925
Singapore Technologies Engineering Ltd.	2,908	19,418
Textron, Inc.	363	30,670
Thales SA	187	59,113
TransDigm Group, Inc.	113	148,936

		4,183,108

Air Freight & Logistics – 0.2%
CH Robinson Worldwide, Inc.	239	31,644
Deutsche Post AG	1,928	86,157
DSV A/S	411	82,106
Expeditors International of Washington, Inc.	275	33,712
FedEx Corp.	458	108,001
InPost SA(a)	502	6,180
SG Holdings Co., Ltd.	552	5,702

Company	Shares	U.S. $ Value

United Parcel Service, Inc. - Class B	1,474	$123,123

		476,625

Building Products – 0.4%
AGC, Inc.	322	10,501
Allegion PLC	173	30,682
Assa Abloy AB - Class B	2,013	70,068
Belimo Holding AG (REG)	20	21,034
Builders FirstSource, Inc.(a)	222	26,918
Carlisle Cos., Inc.	87	28,620
Carrier Global Corp.	1,550	92,535
Cie de Saint-Gobain SA	902	97,733
Daikin Industries Ltd.	556	64,086
Geberit AG (REG)	69	52,109
Johnson Controls International PLC	1,322	145,354
Kingspan Group PLC	311	26,003
Lennox International, Inc.	65	34,408
Masco Corp.	424	29,845
Nibe Industrier AB - Class B(b)	3,043	12,027
Otis Worldwide Corp.	793	72,504
Owens Corning	171	24,190
ROCKWOOL A/S - Class B	193	7,195
Trane Technologies PLC	448	189,038

		1,034,850

Commercial Services & Supplies – 0.4%
Brambles Ltd.	2,745	45,039
Cintas Corp.	730	149,840
Copart, Inc.(a)	1,845	82,970
Dai Nippon Printing Co., Ltd.	693	11,784
Element Fleet Management Corp.(b)	806	20,873
GFL Environmental, Inc.	496	23,508
RB Global, Inc.	372	40,293
Rentokil Initial PLC	5,073	25,699
Republic Services, Inc.	440	100,971
Rollins, Inc.	584	34,304
Secom Co., Ltd.	840	30,817
Securitas AB - Class B(b)	987	14,877
TOPPAN Holdings, Inc.	436	11,171
Veralto Corp.	498	53,092
Waste Connections, Inc.	519	91,240
Waste Management, Inc.	809	178,651

		915,129

Construction & Engineering – 0.2%
ACS Actividades de Construccion y Servicios SA	360	28,857
AECOM	266	34,705
AtkinsRealis Group, Inc.	333	24,033
Bouygues SA	384	17,320
Eiffage SA	138	17,680
EMCOR Group, Inc.	90	58,459
Ferrovial SE	1,031	59,221
Kajima Corp.	803	23,403
Obayashi Corp.	1,253	20,566
Quanta Services, Inc.	298	123,497
Skanska AB - Class B	683	17,728
Stantec, Inc.(b)	229	24,697
Taisei Corp.	300	20,615

Company	Shares	U.S. $ Value

Vinci SA	993	$137,999
WSP Global, Inc.(b)	262	51,489

		660,269

Electrical Equipment – 0.9%
ABB Ltd. (REG)	3,148	227,800
AMETEK, Inc.	464	87,232
Eaton Corp. PLC	786	294,161
Emerson Electric Co.	1,130	148,233
Fuji Electric Co., Ltd.	240	16,088
Fujikura Ltd.	500	48,908
GE Vernova, Inc.	549	337,580
Hubbell, Inc.	108	46,474
Legrand SA	527	87,567
Mitsubishi Electric Corp.	3,817	98,035
NIDEC Corp.	1,600	28,440
Prysmian SpA	566	56,329
Rockwell Automation, Inc.	227	79,343
Schneider Electric SE	1,101	309,901
Siemens Energy AG(a)	1,365	160,496
Vertiv Holdings Co. - Class A	727	109,675
Vestas Wind Systems A/S	2,028	38,579

		2,174,841

Ground Transportation – 0.6%
Canadian National Railway Co.	1,071	100,997
Canadian Pacific Kansas City Ltd.(b)	1,851	137,857
Central Japan Railway Co.	1,535	44,008
CSX Corp.	3,772	133,944
East Japan Railway Co.	1,839	44,980
Grab Holdings Ltd. - Class A(a)	4,403	26,506
Hankyu Hanshin Holdings, Inc.	426	12,562
JB Hunt Transport Services, Inc.	156	20,931
MTR Corp., Ltd. - Class H(b)	2,764	9,361
Norfolk Southern Corp.	453	136,086
Old Dominion Freight Line, Inc.	382	53,778
TFI International, Inc.(b)	159	13,993
Tokyo Metro Co., Ltd.	500	5,731
Tokyu Corp.	939	11,451
U-Haul Holding Co.	195	9,925
Uber Technologies, Inc.(a)	3,990	390,900
Union Pacific Corp.	1,200	283,644
West Japan Railway Co.(b)	796	17,455

		1,454,109

Industrial Conglomerates – 0.5%
3M Co.	1,081	167,750
CK Hutchison Holdings Ltd. - Class H	5,047	33,159
DCC PLC(b)	197	12,681
Hikari Tsushin, Inc.	38	10,586
Hitachi Ltd.	9,147	242,332
Honeywell International, Inc.	1,291	271,756
Investment AB Latour - Class B(b)	297	7,052
Jardine Matheson Holdings Ltd.	340	21,456
Keppel Ltd.	1,974	13,664
Lifco AB - Class B(b)	468	15,846

Company	Shares	U.S. $ Value

Sekisui Chemical Co., Ltd.	683	$12,715
Siemens AG (REG)	1,527	412,256
Smiths Group PLC	664	21,052
Swire Pacific Ltd. - Class H	356	3,017

		1,245,322

Machinery – 1.2%
Alfa Laval AB	581	26,531
Alstom SA(a)	695	18,186
Atlas Copco AB - Class A(b)	5,394	91,471
Atlas Copco AB - Class B	3,134	47,159
Caterpillar, Inc.	945	450,907
CNH Industrial NV	1,756	19,053
Cummins, Inc.	277	116,996
Daifuku Co., Ltd.	606	19,394
Daimler Truck Holding AG	954	39,449
Deere & Co.	517	236,403
Dover Corp.	276	46,045
Epiroc AB - Class A	1,323	28,008
Epiroc AB - Class B	783	14,813
FANUC Corp.	1,777	51,066
Fortive Corp.	681	33,362
GEA Group AG	294	21,736
Graco, Inc.	336	28,547
IDEX Corp.	152	24,739
IHI Corp.	2,429	45,238
Illinois Tool Works, Inc.	559	145,765
Indutrade AB(b)	548	12,608
Ingersoll Rand, Inc.	810	66,922
Kawasaki Heavy Industries Ltd.	300	19,800
Knorr-Bremse AG	146	13,737
Komatsu Ltd.	1,838	64,031
Kone Oyj - Class B(b)	683	46,587
Kubota Corp.	1,900	23,872
Makita Corp.	395	12,802
Metso Oyj(b)	1,331	18,347
Minebea Mitsumi, Inc.	633	11,895
Mitsubishi Heavy Industries Ltd.	6,350	166,174
Nordson Corp.	108	24,511
PACCAR, Inc.	1,054	103,629
Parker-Hannifin Corp.	257	194,844
Pentair PLC	331	36,662
Rational AG	11	8,406
Sandvik AB	2,141	59,810
Schindler Holding AG	82	31,183
Schindler Holding AG (REG)	48	17,369
SKF AB - Class B	685	17,037
SMC Corp.	121	37,400
Snap-on, Inc.	105	36,386
Spirax Group PLC	148	13,628
Techtronic Industries Co., Ltd. - Class H	2,817	36,010
Toyota Industries Corp.(a)	343	38,577
Trelleborg AB - Class B(b)	407	15,217
VAT Group AG(b) (c)	55	21,954
Volvo AB - Class B	3,190	91,737
Wartsila Oyj Abp	1,010	30,295
Westinghouse Air Brake Technologies Corp.	344	68,962
Xylem, Inc./NY	489	72,127
Yangzijiang Shipbuilding Holdings Ltd.	5,000	13,081

		2,930,468

Company	Shares	U.S. $ Value

Marine Transportation – 0.0%
AP Moller - Maersk A/S - Class A	6	$11,770
AP Moller - Maersk A/S - Class B	8	15,726
Kawasaki Kisen Kaisha Ltd.(b)	700	9,953
Kuehne & Nagel International AG (REG)	97	18,152
Mitsui OSK Lines Ltd.	617	18,732
Nippon Yusen KK(b)	789	26,925
SITC International Holdings Co., Ltd. - Class H	2,000	7,700

		108,958

Passenger Airlines – 0.1%
ANA Holdings, Inc.	295	5,699
Delta Air Lines, Inc.	328	18,614
Deutsche Lufthansa AG (REG)	1,205	10,227
International Consolidated Airlines Group SA	2,496	13,063
Japan Airlines Co., Ltd.	258	5,195
Qantas Airways Ltd.	1,489	10,759
Ryanair Holdings PLC	1,704	49,795
Singapore Airlines Ltd.(b)	2,936	14,843
United Airlines Holdings, Inc.(a)	164	15,826

		144,021

Professional Services – 0.5%
Automatic Data Processing, Inc.	816	239,496
Booz Allen Hamilton Holding Corp.	249	24,888
Broadridge Financial Solutions, Inc.	236	56,208
Bureau Veritas SA	638	20,011
Computershare Ltd.	1,045	25,107
Equifax, Inc.	250	64,132
Experian PLC	1,845	92,669
Intertek Group PLC	316	20,115
Jacobs Solutions, Inc.	241	36,116
Leidos Holdings, Inc.	246	46,484
Paychex, Inc.	651	82,521
Paycom Software, Inc.	105	21,855
Randstad NV	218	9,295
Recruit Holdings Co., Ltd.	2,665	143,281
RELX PLC	3,686	176,113
SGS SA (REG)	333	34,605
SS&C Technologies Holdings, Inc.	446	39,587
Teleperformance SE	108	8,067
Thomson Reuters Corp.	317	49,223
TransUnion	392	32,842
Verisk Analytics, Inc.	281	70,674
Wolters Kluwer NV	479	65,383

		1,358,672

Trading Companies & Distributors – 0.5%
AddTech AB - Class B	522	16,981
AerCap Holdings NV	355	42,955
Ashtead Group PLC	857	57,472
Beijer Ref AB	773	12,083
Brenntag SE	246	14,741
Bunzl PLC	658	20,798
Fastenal Co.	2,303	112,939

Company	Shares	U.S. $ Value

Ferguson Enterprises, Inc.	396	$88,934
ITOCHU Corp.	2,404	136,784
Marubeni Corp.	2,752	68,668
Mitsubishi Corp.	6,401	152,596
Mitsui & Co., Ltd.	4,901	121,698
MonotaRO Co., Ltd.	479	6,955
Rexel SA	450	14,815
SGH Ltd.	408	13,468
Sumitomo Corp.	2,189	63,334
Toromont Industries Ltd.	163	18,098
Toyota Tsusho Corp.	1,335	36,956
United Rentals, Inc.	131	125,060
Watsco, Inc.	70	28,301
WW Grainger, Inc.	92	87,672

		1,241,308

Transportation Infrastructure – 0.1%
Aena SME SA	1,506	41,173
Aeroports de Paris SA	70	9,273
Auckland International Airport Ltd.	3,390	15,496
Getlink SE	607	11,193
Transurban Group	6,242	56,951

		134,086

		18,061,766

Consumer Discretionary – 6.7%
Automobile Components – 0.1%
Aisin Corp.	919	15,871
Aptiv PLC(a)	437	37,678
Aumovio SE(a)	1	21
Bridgestone Corp.	1,146	52,966
Cie Generale des Etablissements Michelin SCA	1,346	48,475
Continental AG	221	14,620
Denso Corp.	3,468	49,910
Magna International, Inc.	537	25,444
Sumitomo Electric Industries Ltd.	1,379	39,238

		284,223

Automobiles – 1.5%
Bayerische Motoren Werke AG	564	56,844
Bayerische Motoren Werke AG (Preference Shares)	113	10,526
Dr. Ing hc F Porsche AG (Preference Shares)(a) (c)	229	11,103
Ferrari NV	254	123,119
Ford Motor Co.	7,844	93,814
General Motors Co.	1,931	117,733
Honda Motor Co., Ltd.(b)	7,952	82,059
Isuzu Motors Ltd.	1,012	12,755
Mercedes-Benz Group AG	1,450	91,394
Nissan Motor Co., Ltd.(a) (b)	4,441	10,800
Porsche Automobil Holding SE (Preference Shares)	307	12,098
Renault SA	386	15,872
Rivian Automotive, Inc. - Class A(a) (b)	1,558	22,871
Stellantis NV	4,049	37,581
Subaru Corp.	1,095	22,315
Suzuki Motor Corp.	3,111	45,293

Company	Shares	U.S. $ Value

Tesla, Inc.(a)	5,822	$2,589,160
Toyota Motor Corp.	18,961	364,174
Volkswagen AG (Preference Shares)	414	44,873
Yamaha Motor Co., Ltd.(b)	1,815	13,589

		3,777,973

Broadline Retail – 2.2%
Amazon.com, Inc.(a)	19,190	4,213,548
Canadian Tire Corp., Ltd. - Class A(b)	101	12,023
Cie Financiere Richemont SA (REG) - Class A	1,080	207,324
Dollarama, Inc.	557	73,458
eBay, Inc.	926	84,220
MercadoLibre, Inc.(a)	92	214,999
Next PLC	235	39,176
Pan Pacific International Holdings Corp.	3,855	25,381
Prosus NV(a)	2,628	185,839
Rakuten Group, Inc.(a)	3,035	19,681
Ryohin Keikaku Co., Ltd.	1,000	19,897
Sea Ltd. (ADR)(a)	806	144,056
Wesfarmers Ltd.	2,279	138,639

		5,378,241

Distributors – 0.0%
D’ieteren Group	43	8,071
Genuine Parts Co.	279	38,670
Pool Corp.	72	22,325

		69,066

Diversified Consumer Services – 0.0%
Pearson PLC	1,177	16,738

Hotels, Restaurants & Leisure – 1.1%
Accor SA	393	18,672
Airbnb, Inc. - Class A(a)	867	105,271
Amadeus IT Group SA	905	71,938
Aristocrat Leisure Ltd.	1,127	52,173
Booking Holdings, Inc.	66	356,352
Carnival Corp.(a)	2,108	60,942
Chipotle Mexican Grill, Inc.(a)	2,706	106,048
Compass Group PLC	3,409	116,198
Darden Restaurants, Inc.	235	44,735
Delivery Hero SE(a)	385	11,055
Domino’s Pizza, Inc.	66	28,493
DoorDash, Inc. - Class A(a)	721	196,105
DraftKings, Inc. - Class A(a)	897	33,548
Entain PLC	1,220	14,418
Evolution AB(c)	288	23,709
Expedia Group, Inc.	245	52,369
FDJ United	223	7,478
Flutter Entertainment PLC(a)	355	90,170
Galaxy Entertainment Group Ltd. - Class H	4,343	23,879
Genting Singapore Ltd.(b)	11,748	6,697
Hilton Worldwide Holdings, Inc.	478	124,012
Hyatt Hotels Corp. - Class A	85	12,064
InterContinental Hotels Group PLC	295	35,669

Company	Shares	U.S. $ Value

Las Vegas Sands Corp.	710	$38,191
Lottery Corp., Ltd. (The)	4,470	17,358
Marriott International, Inc./MD - Class A	468	121,886
McDonald’s Corp.	1,436	436,386
Oriental Land Co., Ltd./Japan	2,081	50,096
Restaurant Brands International, Inc.(b)	625	40,095
Royal Caribbean Cruises Ltd.	519	167,938
Sands China Ltd. - Class H	4,620	12,838
Sodexo SA	187	11,799
Starbucks Corp.	2,282	193,057
Whitbread PLC	351	15,228
Yum! Brands, Inc.	559	84,968
Zensho Holdings Co., Ltd.(b)	200	13,065

		2,794,900

Household Durables – 0.3%
Barratt Redrow PLC	2,747	14,453
D.R. Horton, Inc.	556	94,225
Garmin Ltd.	329	81,006
Lennar Corp. - Class A	457	57,600
NVR, Inc.(a)	6	48,208
Panasonic Holdings Corp.	4,600	49,929
PulteGroup, Inc.	403	53,249
Sekisui House Ltd.	1,153	26,222
Sony Group Corp.	12,253	352,233

		777,125

Leisure Products – 0.0%
Bandai Namco Holdings, Inc.	1,137	37,830
Shimano, Inc.	160	17,881

		55,711

Specialty Retail – 1.1%
AutoZone, Inc.(a)	34	145,868
Avolta AG(a)	176	9,610
Best Buy Co., Inc.	403	30,475
Burlington Stores, Inc.(a)	127	32,321
Carvana Co.(a)	244	92,047
Dick’s Sporting Goods, Inc.	125	27,778
Dynatrace, Inc.(a)	606	29,361
Fast Retailing Co., Ltd.	403	122,396
H & M Hennes & Mauritz AB - Class B(b)	1,132	21,161
Home Depot, Inc. (The)	1,999	809,975
Industria de Diseno Textil SA	2,191	121,258
JD Sports Fashion PLC	5,094	6,558
Kingfisher PLC	3,525	14,684
Lowe’s Cos., Inc.	1,126	282,975
Nitori Holdings Co., Ltd.(b)	810	15,662
O’Reilly Automotive, Inc.(a)	1,717	185,110
Ross Stores, Inc.	657	100,120
Sanrio Co., Ltd.(b)	309	14,504
TJX Cos., Inc. (The)	2,241	323,914
Tractor Supply Co.	1,065	60,567
Ulta Beauty, Inc.(a)	91	49,754
Williams-Sonoma, Inc.	247	48,276
Zalando SE(a)	450	13,810
ZOZO, Inc.(b)	813	7,470

		2,565,654

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 0.4%
adidas AG	344	$72,887
Asics Corp.	1,400	36,634
Deckers Outdoor Corp.(a)	300	30,411
Gildan Activewear, Inc.	286	16,523
Hermes International SCA	64	157,378
Kering SA	150	50,265
Lululemon Athletica, Inc.(a)	219	38,967
LVMH Moet Hennessy Louis Vuitton SE	503	309,537
Moncler SpA	469	27,602
NIKE, Inc. - Class B	2,366	164,981
Pandora A/S	159	20,789
Swatch Group AG (The)(b)	58	10,962
Tapestry, Inc.	417	47,213

		984,149

		16,703,780

Health Care – 5.9%
Biotechnology – 0.9%
AbbVie, Inc.	3,548	821,504
Alnylam Pharmaceuticals, Inc.(a)	262	119,472
Amgen, Inc.	1,080	304,776
Argenx SE(a)	123	90,879
Biogen, Inc.(a)	295	41,324
BioMarin Pharmaceutical, Inc.(a)	385	20,852
CSL Ltd.	973	127,994
Genmab A/S(a)	123	37,951
Gilead Sciences, Inc.	2,498	277,278
Grifols SA	599	8,721
Incyte Corp.(a)	331	28,072
Natera, Inc.(a)	261	42,013
Neurocrine Biosciences, Inc.(a)	199	27,936
Regeneron Pharmaceuticals, Inc.	214	120,326
Swedish Orphan Biovitrum AB(a) (b)	393	12,013
United Therapeutics Corp.(a)	86	36,052
Vertex Pharmaceuticals, Inc.(a)	516	202,086

		2,319,249

Health Care Equipment & Supplies – 1.2%
Abbott Laboratories	3,494	467,986
Alcon AG	1,004	75,516
Align Technology, Inc.(a)	139	17,406
Baxter International, Inc.	1,030	23,453
Becton Dickinson & Co.	576	107,810
BioMerieux	83	11,140
Boston Scientific Corp.(a)	2,971	290,059
Cochlear Ltd.(b)	132	24,326
Coloplast A/S - Class B	253	21,806
Cooper Cos., Inc. (The)(a)	401	27,493
Demant A/S(a)	171	5,953

Company	Shares	U.S. $ Value

Dexcom, Inc.(a)	788	$53,024
Edwards Lifesciences Corp.(a)	1,178	91,613
EssilorLuxottica SA	605	197,081
Fisher & Paykel Healthcare Corp., Ltd.	1,177	25,282
GE HealthCare Technologies, Inc.	920	69,092
Hologic, Inc.(a)	448	30,236
Hoya Corp.	748	103,426
IDEXX Laboratories, Inc.(a)	162	103,500
Insulet Corp.(a)	142	43,840
Intuitive Surgical, Inc.(a)	720	322,006
Koninklijke Philips NV	1,547	42,379
Medtronic PLC	2,573	245,052
Olympus Corp.	2,202	27,840
ResMed, Inc.	295	80,750
Siemens Healthineers AG	680	36,833
Smith & Nephew PLC	1,671	30,307
Solventum Corp.(a)	313	22,849
Sonova Holding AG (REG)	102	27,979
STERIS PLC	198	48,993
Straumann Holding AG (REG)(a)	224	24,014
Stryker Corp.	691	255,442
Sysmex Corp.	969	11,979
Terumo Corp.	2,625	43,303
Zimmer Biomet Holdings, Inc.	398	39,203

		3,048,971

Health Care Providers & Services – 0.8%
Cardinal Health, Inc.	480	75,341
Cencora, Inc.	370	115,636
Centene Corp.(a)	999	35,644
Cigna Group (The)	537	154,790
CVS Health Corp.	2,541	191,566
DaVita, Inc.(a)	84	11,161
Elevance Health, Inc.	454	146,697
Fresenius Medical Care AG	442	23,354
Fresenius SE & Co. KGaA	848	47,391
HCA Healthcare, Inc.	363	154,711
Humana, Inc.	243	63,221
Labcorp Holdings, Inc.	168	48,226
McKesson Corp.	252	194,680
Molina Healthcare, Inc.(a)	109	20,858
Quest Diagnostics, Inc.	225	42,881
Sigma Healthcare Ltd.	9,273	18,210
Sonic Healthcare Ltd.	942	13,342
UnitedHealth Group, Inc.	1,822	629,137
Universal Health Services, Inc. - Class B	115	23,511

		2,010,357

Health Care Technology – 0.1%
M3, Inc.(b)	883	14,294
Pro Medicus Ltd.(b)	116	23,617
Veeva Systems, Inc. - Class A(a)	312	92,948

		130,859

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 0.4%
Agilent Technologies, Inc.	571	$73,288
Danaher Corp.	1,294	256,548
Eurofins Scientific SE	238	17,356
Illumina, Inc.(a)	318	30,200
IQVIA Holdings, Inc.(a)	348	66,099
Lonza Group AG (REG)(a)	142	94,947
Mettler-Toledo International, Inc.(a)	42	51,560
QIAGEN NV	435	19,403
Revvity, Inc.(b)	237	20,773
Sartorius AG (Preference Shares)	53	12,390
Sartorius Stedim Biotech	59	12,024
Thermo Fisher Scientific, Inc.	759	368,130
Waters Corp.(a)	120	35,977
West Pharmaceutical Services, Inc.	145	38,038

		1,096,733

Pharmaceuticals – 2.5%
Astellas Pharma, Inc.(b)	3,569	38,902
AstraZeneca PLC	3,115	477,221
Bayer AG (REG)	1,973	65,684
Bristol-Myers Squibb Co.	4,087	184,324
Chugai Pharmaceutical Co., Ltd.	1,289	57,147
Daiichi Sankyo Co., Ltd.	3,354	75,466
Eisai Co., Ltd.(b)	445	15,033
Eli Lilly & Co.	1,618	1,234,534
Galderma Group AG(a)	263	46,499
GSK PLC	8,202	176,113
Haleon PLC	18,044	81,201
Hikma Pharmaceuticals PLC	334	7,667
Ipsen SA	76	10,205
Johnson & Johnson	4,833	896,135
Kyowa Kirin Co., Ltd.	410	6,409
Merck & Co., Inc.	5,043	423,259
Merck KGaA	260	33,734
Novartis AG (REG)	3,818	490,912
Novo Nordisk A/S - Class B	6,468	360,149
Orion Oyj - Class B(b)	219	16,813
Otsuka Holdings Co., Ltd.	878	46,824
Pfizer, Inc.	11,418	290,931
Recordati Industria Chimica e Farmaceutica SpA	231	14,099
Roche Holding AG (BR)	65	22,489
Roche Holding AG (Genusschein)	1,411	469,840
Royalty Pharma PLC - Class A	761	26,848
Sandoz Group AG	839	50,040
Sanofi SA	2,219	210,126
Shionogi & Co., Ltd.	1,465	25,813
Takeda Pharmaceutical Co., Ltd.	3,176	93,280
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)(a)	2,303	46,521
UCB SA	254	70,900
Zoetis, Inc.	894	130,810

		6,195,928

		14,802,097

Company	Shares	U.S. $ Value

Communication Services – 5.6%
Diversified Telecommunication Services – 0.7%
AT&T, Inc.	14,451	$408,096
BCE, Inc.	149	3,482
BT Group PLC	12,010	30,898
Cellnex Telecom SA(b)	993	34,395
Charter Communications, Inc. - Class A(a) (b)	179	49,244
Comcast Corp. - Class A	7,479	234,990
Deutsche Telekom AG (REG)	7,010	238,827
Elisa Oyj(b)	286	15,012
HKT Trust & HKT Ltd. - Class H	6,744	9,971
Infrastrutture Wireless Italiane SpA(b)	561	6,593
Koninklijke KPN NV	7,810	37,484
NTT, Inc.	60,010	62,730
Orange SA	3,739	60,650
Singapore Telecommunications Ltd.	14,771	47,224
Swisscom AG (REG)	52	37,796
Telecom Italia SpA/Milano(a) (b)	12,451	6,524
Telefonica SA(b)	7,401	38,087
Telenor ASA	1,236	20,509
Telia Co. AB	4,738	18,075
Telstra Group Ltd.	8,002	25,511
TELUS Corp.	1,010	15,908
Verizon Communications, Inc.	8,467	372,125

		1,774,131

Entertainment – 1.0%
Bollore SE	1,412	8,008
Capcom Co., Ltd.	616	16,725
CTS Eventim AG & Co. KGaA	125	12,272
Electronic Arts, Inc.	480	96,816
Konami Group Corp.	230	33,180
Liberty Media Corp.-Liberty Formula One - Class C(a)	426	44,496
Live Nation Entertainment, Inc.(a)	326	53,268
Netflix, Inc.(a)	855	1,025,077
Nexon Co., Ltd.	640	14,045
Nintendo Co., Ltd.	2,225	192,505
ROBLOX Corp. - Class A(a)	1,139	157,774
Spotify Technology SA(a)	307	214,286
Take-Two Interactive Software, Inc.(a)	368	95,077
Toho Co., Ltd./Tokyo	189	12,149
Universal Music Group NV	2,210	63,863
Walt Disney Co. (The)	3,611	413,460
Warner Bros Discovery, Inc.(a)	4,720	92,182

		2,545,183

Interactive Media & Services – 3.5%
Alphabet, Inc. - Class A	11,689	2,841,596
Alphabet, Inc. - Class C	9,868	2,403,352
Auto Trader Group PLC	1,752	18,612
CAR Group Ltd.(b)	758	18,435
LY Corp.	5,554	17,828
Meta Platforms, Inc. - Class A	4,361	3,202,631
Pinterest, Inc. - Class A(a)	1,193	38,379
REA Group Ltd.	106	16,209
Reddit, Inc. - Class A(a)	209	48,068
Scout24 SE	151	18,944
Snap, Inc. - Class A(a)	2,151	16,584

		8,640,638

Company	Shares	U.S. $ Value

Media – 0.1%
Fox Corp. - Class A	430	$27,116
Fox Corp. - Class B	284	16,270
Informa PLC	2,620	32,452
News Corp. - Class A	756	23,217
Omnicom Group, Inc.	389	31,715
Publicis Groupe SA	460	44,267
Trade Desk, Inc. (The) - Class A(a)	897	43,962
WPP PLC	2,166	10,797

		229,796

Wireless Telecommunication Services – 0.3%
KDDI Corp.	6,239	99,503
Rogers Communications, Inc. - Class B	732	25,200
SoftBank Corp.	57,596	84,712
SoftBank Group Corp.	1,962	247,566
T-Mobile US, Inc.	1,027	245,843
Tele2 AB - Class B	1,099	18,747
Vodafone Group PLC	39,107	45,478

		767,049

		13,956,797

Consumer Staples – 3.6%
Beverages – 0.7%
Anheuser-Busch InBev SA/NV	1,985	118,657
Asahi Group Holdings Ltd.	2,807	33,653
Brown-Forman Corp. - Class B	365	9,884
Carlsberg AS - Class B	189	21,999
Coca-Cola Co. (The)	8,212	544,620
Coca-Cola Europacific Partners PLC(b)	463	41,860
Coca-Cola HBC AG(a)	438	20,664
Constellation Brands, Inc. - Class A	301	40,536
Davide Campari-Milano NV(b)	1,236	7,816
Diageo PLC	4,469	106,933
Heineken Holding NV(b)	260	17,852
Heineken NV	579	45,341
Keurig Dr. Pepper, Inc.	2,591	66,096
Kirin Holdings Co., Ltd.	1,478	21,654
Molson Coors Beverage Co. - Class B	356	16,109
Monster Beverage Corp.(a)	1,469	98,878
PepsiCo, Inc.	2,754	386,772
Pernod Ricard SA	406	39,971
Suntory Beverage & Food Ltd.	238	7,439

		1,646,734

Consumer Staples Distribution & Retail – 1.1%
Aeon Co., Ltd.	4,275	51,891
Albertsons Cos., Inc. - Class A	736	12,887
Alimentation Couche-Tard, Inc.	1,523	81,255
Carrefour SA	1,183	17,928
Coles Group Ltd.	2,693	41,453
Costco Wholesale Corp.	891	824,736
Dollar General Corp.	442	45,681

Company	Shares	U.S. $ Value

Dollar Tree, Inc.(a)	398	$37,559
Empire Co., Ltd. - Class A	255	9,152
George Weston Ltd.	349	21,288
J Sainsbury PLC	3,463	15,570
Jeronimo Martins SGPS SA	568	13,828
Kesko Oyj - Class B(b)	548	11,663
Kobe Bussan Co., Ltd.	296	8,158
Koninklijke Ahold Delhaize NV	1,823	73,767
Kroger Co. (The)	1,261	85,004
Loblaw Cos. Ltd.	1,198	46,338
Marks & Spencer Group PLC	4,129	20,257
MatsukiyoCocokara & Co.	600	12,188
Metro, Inc./CN	416	27,940
Seven & i Holdings Co., Ltd.	4,108	55,123
Sysco Corp.	974	80,199
Target Corp.	913	81,896
Tesco PLC	13,185	79,027
Walmart, Inc.	8,815	908,474
Woolworths Group Ltd.	2,453	43,291

		2,706,553

Food Products – 0.6%
Ajinomoto Co., Inc.	1,816	52,063
Archer-Daniels-Midland Co.	965	57,649
Associated British Foods PLC	648	17,905
Barry Callebaut AG (REG)	8	11,018
Bunge Global SA	281	22,831
Chocoladefabriken Lindt & Spruengli AG	2	30,577
Chocoladefabriken Lindt & Spruengli AG (REG)	1	150,471
Danone SA	1,300	113,273
General Mills, Inc.	1,089	54,907
Hershey Co. (The)	298	55,741
Hormel Foods Corp.	607	15,017
J M Smucker Co. (The)	214	23,241
JDE Peet’s NV	343	12,584
Kellanova	558	45,767
Kerry Group PLC - Class A	329	29,701
Kikkoman Corp.(b)	1,324	11,212
Kraft Heinz Co. (The)	1,782	46,403
Lotus Bakeries NV	1	9,436
McCormick & Co., Inc./MD	508	33,990
MEIJI Holdings Co., Ltd.	440	9,124
Mondelez International, Inc. - Class A	2,600	162,422
Mowi ASA	934	19,759
Nestle SA (REG)	5,175	475,247
Nissin Foods Holdings Co., Ltd.(b)	292	5,500
Orkla ASA	1,407	14,710
Salmar ASA	134	7,166
Saputo, Inc.	498	12,095
Tyson Foods, Inc. - Class A	575	31,223
WH Group Ltd. - Class H	16,049	17,380
Wilmar International Ltd.	2,997	6,628
Yakult Honsha Co., Ltd.	484	7,893

		1,562,933

Household Products – 0.5%
Church & Dwight Co., Inc.	495	43,377
Clorox Co. (The)	248	30,578
Colgate-Palmolive Co.	1,546	123,587

Company	Shares	U.S. $ Value

Essity AB - Class B	1,209	$31,602
Henkel AG & Co. KGaA	209	15,513
Henkel AG & Co. KGaA (Preference Shares)	322	25,981
Kimberly-Clark Corp.	667	82,935
Procter & Gamble Co. (The)	4,709	723,538
Reckitt Benckiser Group PLC	1,364	105,031
Unicharm Corp.	2,146	13,922

		1,196,064

Personal Care Products – 0.3%
Beiersdorf AG	196	20,509
Estee Lauder Cos., Inc. (The) - Class A	471	41,504
Kao Corp.	893	38,918
Kenvue, Inc.	3,855	62,567
L’Oreal SA	483	209,857
Shiseido Co., Ltd.	757	12,922
Unilever PLC	4,924	291,051

		677,328

Tobacco – 0.4%
Altria Group, Inc.	3,383	223,481
British American Tobacco PLC	4,187	222,695
Imperial Brands PLC	1,550	65,846
Japan Tobacco, Inc.	2,324	76,221
Philip Morris International, Inc.	3,126	507,037

		1,095,280

		8,884,892

Energy – 2.2%
Energy Equipment & Services – 0.1%
Baker Hughes Co.	1,990	96,953
Halliburton Co.	1,726	42,460
Schlumberger NV	3,171	108,987
Tenaris SA	753	13,492

		261,892

Oil, Gas & Consumable Fuels – 2.1%
Aker BP ASA	634	16,091
ARC Resources Ltd.(b)	1,174	21,410
BP PLC	31,854	182,894
Cameco Corp.	874	73,351
Canadian Natural Resources Ltd.	4,204	134,424
Cenovus Energy, Inc.	2,725	46,268
Cheniere Energy, Inc.	446	104,801
Chevron Corp.	3,937	611,377
ConocoPhillips	2,536	239,880
Coterra Energy, Inc.	1,532	36,232
Devon Energy Corp.	1,225	42,949
Diamondback Energy, Inc.	382	54,664
Enbridge, Inc.	4,379	220,917
ENEOS Holdings, Inc.	5,408	34,250
Eni SpA	4,107	71,856
EOG Resources, Inc.	1,096	122,884
EQT Corp.	1,191	64,826
Equinor ASA	1,540	37,555
Expand Energy Corp.	454	48,233
Exxon Mobil Corp.	8,655	975,851
Galp Energia SGPS SA	837	15,861

Company	Shares	U.S. $ Value

Idemitsu Kosan Co., Ltd.	1,485	$10,160
Imperial Oil Ltd.	358	32,461
Inpex Corp.	1,754	31,582
Keyera Corp.	460	15,432
Kinder Morgan, Inc.	4,016	113,693
Marathon Petroleum Corp.	617	118,921
Neste Oyj(b)	849	15,599
Occidental Petroleum Corp.	1,482	70,024
OMV AG	296	15,815
ONEOK, Inc.	1,255	91,577
Pembina Pipeline Corp.	1,166	47,144
Phillips 66	819	111,400
Repsol SA	2,324	41,326
Santos Ltd.	6,522	28,963
Shell PLC	11,834	421,776
Suncor Energy, Inc.	2,465	103,156
Targa Resources Corp.	436	73,047
TC Energy Corp.(b)	2,087	113,475
Texas Pacific Land Corp.	40	37,346
TotalEnergies SE	4,123	251,126
Tourmaline Oil Corp.	738	31,828
Valero Energy Corp.	629	107,094
Whitecap Resources, Inc.(b)	2,472	18,864
Williams Cos., Inc. (The)	2,452	155,334
Woodside Energy Group Ltd.(b)	3,813	57,580

		5,271,297

		5,533,189

Materials – 2.1%
Chemicals – 0.9%
Air Liquide SA	1,162	242,110
Air Products & Chemicals, Inc.	447	121,906
Akzo Nobel NV(b)	343	24,479
Arkema SA	115	7,292
Asahi Kasei Corp.	2,427	19,076
BASF SE	1,792	89,536
CF Industries Holdings, Inc.	326	29,242
Corteva, Inc.	1,370	92,653
Covestro AG(a)	361	24,709
Dow, Inc.	1,419	32,538
DSM-Firmenich AG(a)	374	31,909
DuPont de Nemours, Inc.	841	65,514
Ecolab, Inc.	513	140,490
EMS-Chemie Holding AG(a) (b)	15	10,657
Evonik Industries AG	514	8,938
Givaudan SA (REG)	19	77,502
ICL Group Ltd.	1,555	9,710
IMCD NV(b)	119	12,334
International Flavors & Fragrances, Inc.	514	31,632
Linde PLC	946	449,350
LyondellBasell Industries NV - Class A	516	25,305
Mitsubishi Chemical Group Corp.	2,542	14,602
Nippon Paint Holdings Co., Ltd.	1,888	12,881
Nippon Sanso Holdings Corp.	350	12,395
Nitto Denko Corp.	1,393	33,021
Novonesis Novozymes B - Class B	708	43,573
Nutrien Ltd.(b)	979	57,493

Company	Shares	U.S. $ Value

PPG Industries, Inc.	456	$47,930
RPM International, Inc.	258	30,413
Sherwin-Williams Co. (The)	479	165,859
Shin-Etsu Chemical Co., Ltd.	3,385	110,837
Sika AG (REG)(a)	307	68,939
Syensqo SA(b)	146	11,853
Symrise AG	267	23,221
Toray Industries, Inc.	2,712	17,302
Yara International ASA	332	12,169

		2,209,370

Construction Materials – 0.2%
Amrize Ltd.(a)	1,025	50,118
CRH PLC	1,358	162,824
Heidelberg Materials AG	269	60,806
Holcim AG(a)	1,025	87,458
James Hardie Industries PLC(a)	1,162	21,566
Martin Marietta Materials, Inc.	122	76,894
Vulcan Materials Co.	266	81,827

		541,493

Containers & Packaging – 0.1%
Amcor PLC	4,601	37,636
Avery Dennison Corp.	157	25,461
Ball Corp.	529	26,672
CCL Industries, Inc. - Class B	295	16,627
Crown Holdings, Inc.	234	22,602
International Paper Co.	1,007	46,725
Packaging Corp. of America	181	39,445
SIG Group AG(a)	614	6,368
Smurfit WestRock PLC	1,048	44,613

		266,149

Metals & Mining – 0.9%
Agnico Eagle Mines Ltd.	1,011	170,280
Alamos Gold, Inc. - Class A	844	29,419
Anglo American PLC	2,247	84,728
Antofagasta PLC	791	29,417
ArcelorMittal SA	942	33,984
Barrick Mining Corp.	3,426	112,526
BHP Group Ltd.(b)	10,194	284,771
BlueScope Steel Ltd.(b)	880	13,218
Boliden AB(a)	570	23,266
Evolution Mining Ltd.	4,021	28,664
First Quantum Minerals Ltd.(a)	1,424	32,211
Fortescue Ltd.(b)	3,401	42,119
Franco-Nevada Corp.	387	86,140
Freeport-McMoRan, Inc.	2,884	113,110
Fresnillo PLC	443	14,131
Glencore PLC(a)	20,359	93,766
Ivanhoe Mines Ltd. - Class A(a)	1,495	15,856
JFE Holdings, Inc.(b)	1,146	14,063
Kinross Gold Corp.	2,463	61,128
Lundin Gold, Inc.	218	14,124
Lundin Mining Corp.	1,375	20,511
Newmont Corp.	2,211	186,409

Company	Shares	U.S. $ Value

Nippon Steel Corp.(b)	9,215	$37,954
Norsk Hydro ASA	2,781	18,908
Northern Star Resources Ltd.	2,725	42,552
Nucor Corp.	464	62,840
Pan American Silver Corp.	805	31,195
Reliance, Inc.	106	29,768
Rio Tinto Ltd.(b)	746	60,175
Rio Tinto PLC	2,267	149,401
South32 Ltd.	9,044	16,394
Steel Dynamics, Inc.	283	39,459
Sumitomo Metal Mining Co., Ltd.	472	15,196
Teck Resources Ltd. - Class B(b)	935	41,016
Wheaton Precious Metals Corp.	912	102,059

		2,150,758

Paper & Forest Products – 0.0%
Holmen AB - Class B(b)	153	5,813
Mondi PLC	886	12,255
Stora Enso Oyj - Class R(b)	1,169	12,865
Svenska Cellulosa AB SCA - Class B(b)	1,220	16,149
UPM-Kymmene Oyj(b)	1,059	29,002

		76,084

		5,243,854

Utilities – 1.7%
Electric Utilities – 1.0%
Acciona SA(b)	50	10,047
Alliant Energy Corp.	516	34,784
American Electric Power Co., Inc.	1,073	120,713
BKW AG(b)	43	9,223
Chubu Electric Power Co., Inc.	1,339	18,596
CK Infrastructure Holdings Ltd. - Class H	326	2,139
CLP Holdings Ltd. - Class H	2,458	20,338
Constellation Energy Corp.	630	207,314
Contact Energy Ltd.	1,681	8,869
Duke Energy Corp.	1,561	193,174
Edison International	773	42,731
EDP SA	6,302	29,909
Elia Group SA/NV(b)	88	10,167
Emera, Inc.	598	28,690
Endesa SA	637	20,350
Enel SpA	16,334	154,790
Entergy Corp.	897	83,591
Evergy, Inc.	462	35,121
Eversource Energy	738	52,501
Exelon Corp.	2,027	91,235
FirstEnergy Corp.	1,101	50,448
Fortis, Inc./Canada(b)	1,007	51,077
Fortum Oyj	901	17,102
Hydro One Ltd.(c)	662	23,617
Iberdrola SA	12,747	241,292
Kansai Electric Power Co., Inc. (The)	1,814	25,947
NextEra Energy, Inc.	4,135	312,151
NRG Energy, Inc.	393	63,646
Origin Energy Ltd.	3,459	28,545
PG&E Corp.	4,413	66,548

Company	Shares	U.S. $ Value

Power Assets Holdings Ltd. - Class H	2,358	$14,925
PPL Corp.	1,484	55,146
Redeia Corp. SA	815	15,736
Southern Co. (The)	2,207	209,157
SSE PLC	2,222	52,119
Terna - Rete Elettrica Nazionale	2,825	28,670
Verbund AG	137	9,978
Xcel Energy, Inc.	1,158	93,393

		2,533,779

Gas Utilities – 0.1%
AltaGas Ltd.	600	18,487
APA Group	2,619	15,375
Atmos Energy Corp.	319	54,469
Hong Kong & China Gas Co., Ltd. - Class H	21,947	19,046
Osaka Gas Co., Ltd.	640	18,537
Snam SpA	4,049	24,311
Tokyo Gas Co., Ltd.	650	23,113

		173,338

Independent Power and Renewable Electricity Producers – 0.1%
Brookfield Renewable Corp.	276	9,501
EDP Renovaveis SA	633	8,366
Meridian Energy Ltd.	2,626	8,480
Orsted AS(a)	337	5,862
RWE AG	1,270	56,488
Vistra Corp.	682	133,618

		222,315

Multi-Utilities – 0.4%
Ameren Corp.	554	57,827
Canadian Utilities Ltd. - Class A	267	7,469
CenterPoint Energy, Inc.	1,311	50,867
Centrica PLC	9,752	21,899
CMS Energy Corp.	601	44,029
Consolidated Edison, Inc.	724	72,776
Dominion Energy, Inc.	1,713	104,784
DTE Energy Co.	417	58,976
E.ON SE	4,508	84,910
Engie SA	3,668	78,849
National Grid PLC	9,844	141,445
NiSource, Inc.	945	40,919
Public Service Enterprise Group, Inc.	1,002	83,627
Sembcorp Industries Ltd.(b)	1,000	4,672
Sempra	1,310	117,874
Veolia Environnement SA	1,264	43,105
WEC Energy Group, Inc.	641	73,452

		1,087,480

Water Utilities – 0.1%
American Water Works Co., Inc.	392	54,562
Essential Utilities, Inc.	563	22,464
Severn Trent PLC	543	18,933
United Utilities Group PLC	1,369	21,149

		117,108

		4,134,020

Company	Shares	U.S. $ Value

Real Estate – 1.2%
Diversified REITs – 0.0%
CapitaLand Integrated Commercial Trust(a)	11,430	$20,299
Covivio SA/France	112	7,549
Land Securities Group PLC	1,421	11,145
Stockland	4,819	19,489
WP Carey, Inc.	440	29,731

		88,213

Health Care REITs – 0.1%
Alexandria Real Estate Equities, Inc.	313	26,085
Healthpeak Properties, Inc.	1,395	26,714
Ventas, Inc.	907	63,481
Welltower, Inc.	1,314	234,076

		350,356

Industrial REITs – 0.1%
CapitaLand Ascendas REIT(a)	7,639	16,531
Goodman Group(b)	4,079	88,396
Prologis, Inc.	1,864	213,465
Segro PLC	2,582	22,815

		341,207

Office REITs – 0.0%
BXP, Inc.	302	22,451
Gecina SA	93	9,343
Nippon Building Fund, Inc.	18	16,979

		48,773

Real Estate Management & Development – 0.3%
Azrieli Group Ltd.	85	8,432
CapitaLand Investment Ltd./Singapore(b)	4,504	9,406
CBRE Group, Inc. - Class A(a)	599	94,379
CK Asset Holdings Ltd. - Class H	3,531	17,101
CoStar Group, Inc.(a)	847	71,461
Daito Trust Construction Co., Ltd.	620	13,604
Daiwa House Industry Co., Ltd.(b)	1,095	39,327
Fastighets AB Balder - Class B(a) (b)	1,442	10,333
FirstService Corp.(b)	82	15,624
Henderson Land Development Co., Ltd. - Class H	1,938	6,827
Hongkong Land Holdings Ltd.	1,595	10,096
Hulic Co., Ltd.	903	9,892
LEG Immobilien SE	152	12,114
Mitsubishi Estate Co., Ltd.	2,067	47,508
Mitsui Fudosan Co., Ltd.	5,275	57,424
Sagax AB - Class B(b)	441	9,213
Sino Land Co., Ltd. - Class H	7,242	9,156
Sumitomo Realty & Development Co., Ltd.	615	27,127
Sun Hung Kai Properties Ltd. - Class H	2,616	31,291
Swiss Prime Site AG (REG)(a) (b)	161	22,554
Unibail-Rodamco-Westfield	245	25,802
Vonovia SE	1,510	47,190
Wharf Holdings Ltd. (The) - Class H	2,000	5,721
Wharf Real Estate Investment Co., Ltd. - Class H	2,876	8,492

Company	Shares	U.S. $ Value

Zillow Group, Inc. – Class C(a)	332	$25,581

		635,655

Residential REITs – 0.1%
American Homes 4 Rent – Class A	668	22,211
AvalonBay Communities, Inc.	286	55,247
Camden Property Trust	215	22,958
Equity LifeStyle Properties, Inc.	365	22,155
Equity Residential	725	46,929
Essex Property Trust, Inc.	130	34,796
Invitation Homes, Inc.	1,169	34,287
Mid-America Apartment Communities, Inc.	235	32,836
Sun Communities, Inc.	257	33,153
UDR, Inc.	632	23,548

		328,120

Retail REITs – 0.2%
Kimco Realty Corp.	1,358	29,672
Klepierre SA	432	16,865
Link REIT – Class H	5,073	26,065
Realty Income Corp.	1,814	110,273
Regency Centers Corp.	346	25,223
Scentre Group	10,460	28,215
Simon Property Group, Inc.	656	123,112
Vicinity Ltd.(b)	7,789	12,977

		372,402

Specialized REITs – 0.4%
American Tower Corp.	941	180,973
Crown Castle, Inc.	875	84,429
Digital Realty Trust, Inc.	677	117,040
Equinix, Inc.	197	154,298
Extra Space Storage, Inc.	426	60,040
Gaming & Leisure Properties, Inc.	552	25,729
Iron Mountain, Inc.	593	60,450
Public Storage	317	91,566
SBA Communications Corp.	216	41,764
VICI Properties, Inc.	2,122	69,198
Weyerhaeuser Co.	1,456	36,094

		921,581

		3,086,307

Total Common Stocks (cost $50,817,256)		161,826,039

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 32.9%
Treasuries – 32.9%
U.S. Treasury Bonds 1.25%, 05/15/2050	$ 242	118,307
2.00%, 02/15/2050	304	181,653
2.25%, 08/15/2046	3,437	2,289,700
2.25%, 08/15/2049	287	182,963
2.25%, 02/15/2052	2,209	1,368,644
2.375%, 11/15/2049	583	381,258
2.375%, 05/15/2051	1,716	1,103,077

	Principal Amount (000)		U.S. $ Value

2.50%, 02/15/2045	$	213	$151,932
2.50%, 05/15/2046		441	309,614
2.75%, 08/15/2047		254	184,089
2.875%, 05/15/2043		221	172,776
2.875%, 08/15/2045		37	28,376
2.875%, 11/15/2046		187	139,505
2.875%, 05/15/2049		313	228,330
2.875%, 05/15/2052		417	297,473
3.00%, 05/15/2045		265	205,996
3.00%, 02/15/2047		238	181,246
3.00%, 05/15/2047		409	311,196
3.00%, 02/15/2048		350	264,258
3.00%, 08/15/2048		792	595,012
3.00%, 02/15/2049		257	191,994
3.125%, 02/15/2043		487	396,731
3.50%, 02/15/2039		555	507,601
3.625%, 08/15/2043		1,869	1,628,762
3.625%, 05/15/2053		183	151,506
3.75%, 11/15/2043		194	171,806
4.00%, 11/15/2052		208	183,700
4.25%, 05/15/2039		134	131,621
4.25%, 08/15/2054		266	245,775
4.375%, 11/15/2039		502	497,786
4.375%, 08/15/2043		195	188,238
4.50%, 02/15/2036		292	301,399
4.50%, 08/15/2039		179	179,966
4.75%, 05/15/2055		2,036	2,040,374
4.75%, 08/15/2055		585	586,855
4.875%, 08/15/2045		4	4,085
5.375%, 02/15/2031		359	385,818
5.25%, 11/15/2028		2,017	2,108,447
5.50%, 08/15/2028		762	799,591
6.125%, 11/15/2027		1,389	1,456,598
6.25%, 05/15/2030		374	413,485
U.S. Treasury Notes 0.625%, 05/15/2030		934	811,721
0.625%, 08/15/2030		571	492,871
0.75%, 08/31/2026		1,015	987,823
0.875%, 09/30/2026		1,513	1,471,059
0.875%, 11/15/2030		566	490,872
1.00%, 07/31/2028		2,116	1,967,353
1.125%, 10/31/2026		1,163	1,131,245
1.375%, 11/15/2031		407	351,995
1.50%, 02/15/2030		1,257	1,146,893
1.625%, 05/15/2031		2,970	2,645,156
1.875%, 02/15/2032		1,787	1,585,823
2.00%, 11/15/2026		2,027	1,988,737
2.25%, 08/15/2027		2,292	2,235,213
2.25%, 11/15/2027		3,588	3,489,158
2.375%, 05/15/2027		4,367	4,279,758
2.375%, 05/15/2029		1,533	1,466,243
2.625%, 02/15/2029		451	436,228
2.75%, 02/15/2028		129	126,166
2.75%, 08/15/2032		948	881,939
2.875%, 05/15/2028		400	392,857
2.875%, 05/15/2032		2,243	2,108,200
3.125%, 11/15/2028		912	898,221
3.125%, 08/31/2029		727	711,939
3.375%, 05/15/2033		1,115	1,071,550
3.50%, 04/30/2028		794	791,991

	Principal Amount (000)			U.S. $ Value

3.50%, 09/30/2029	$		832	$826,410
3.50%, 02/15/2033			1,420	1,379,161
3.625%, 03/31/2028			1,209	1,209,167
3.625%, 08/15/2028			1,419	1,419,388
3.625%, 08/31/2029			807	804,935
3.625%, 09/30/2031			599	592,173
3.75%, 12/31/2028			1,202	1,205,730
3.75%, 12/31/2030			503	502,646
3.875%, 07/31/2027			714	717,040
3.875%, 09/30/2032			520	518,294
3.875%, 08/15/2033			1,128	1,119,276
3.875%, 08/15/2034			868	854,481
4.00%, 06/30/2028			694	700,738
4.00%, 01/31/2029			561	567,267
4.00%, 07/31/2029			751	760,013
4.00%, 01/31/2031			340	343,389
4.00%, 02/15/2034			1,299	1,295,752
4.125%, 11/15/2032			1,062	1,074,832
4.25%, 06/30/2029			566	577,919
4.25%, 11/15/2034			316	319,516
4.25%, 05/15/2035			1,037	1,046,379
4.25%, 08/15/2035			179	180,433
4.375%, 08/31/2028			1,305	1,332,426
4.375%, 11/30/2030			493	507,097
4.375%, 05/15/2034			1,051	1,075,366
4.50%, 05/31/2029			1,211	1,245,240
4.50%, 11/15/2033			1,206	1,247,390
4.625%, 09/30/2028			578	594,392
4.625%, 04/30/2029			1,925	1,987,374
4.625%, 02/15/2035			705	732,344

Total Governments - Treasuries (cost $86,725,373)				81,965,122

AGENCIES – 0.8%
Agency Debentures – 0.8%
Federal Farm Credit Banks Funding Corp.			219	219,716
Federal Home Loan Banks			800	808,056
Federal National Mortgage Association			900	1,017,237

Total Agencies (cost $2,010,368)				2,045,009

	Notional Amount

PURCHASED OPTIONS - PUTS – 0.5%
Options on Equity Indices – 0.5%
Euro STOXX 50 Price EUR Index Expiration: Sep 2026; Contracts: 970; Exercise Price: EUR 4,500.00; Counterparty: UBS AG(a)		EUR	4,365,000	109,320
FTSE 100 Index Expiration: Sep 2026; Contracts: 210; Exercise Price: GBP 8,000.00; Counterparty: UBS AG(a)		GBP	1,680,000	30,598
Nikkei 225 Index Expiration: Sep 2026; Contracts: 13,000; Exercise Price: JPY 36,500.00; Counterparty: UBS AG(a)		JPY	474,500,000	93,965

	Notional Amount		U.S. $ Value

S&P 500 Index Expiration: Sep 2026; Contracts: 7,800; Exercise Price: USD 5,500.00; Counterparty: UBS AG (a)	USD	42,900,000	$974,261

Total Purchased Options - Puts (premiums paid $1,284,689)			1,208,144

	Shares

RIGHTS – 0.0%
Utilities – 0.0%
Independent Power and Renewable Electricity Producers – 0.0%
Orsted AS, expiring 10/02/2025(a)		722	719

Financials – 0.0%
Financial Services – 0.0%
Sofina SA, expiring 10/02/2025(a) (b)		31	69

Total Rights (cost $12,997)			788

WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc./Canada, expiring 03/31/2040(a) (d) (e) (cost $0)		52	0

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.97%(f) (g) (h) (cost $1,113,684)		1,113,684	1,113,684

Total Investments Before Security Lending Collateral for Securities Loaned – 99.5% (cost $141,964,367)			248,158,786

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.97%(f) (g) (h) (cost $346,222)		346,222	346,222

Total Investments – 99.7% (cost $142,310,589)(i)			248,505,008
Other assets less liabilities – 0.3%			857,587

Net Assets – 100.0%			$249,362,595

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	11	December 2025	$715,596	$1,405
FTSE 100 Index Futures	14	December 2025	1,771,300	11,080
Micro S&P 500 E-Mini Futures	6	December 2025	202,162	2,099
MSCI Emerging Markets Index Futures	38	December 2025	2,583,430	33,242
Nikkei 225 (OSE) Futures	2	December 2025	608,446	21,206
S&P 500 E-Mini Futures	26	December 2025	8,760,375	95,174
SPI 200 Futures	2	December 2025	293,563	(1,043)
U.S. T-Note 2 Yr (CBT) Futures	41	December 2025	8,544,336	354
U.S. T-Note 10 Yr (CBT) Futures	76	December 2025	8,550,000	38,001
U.S. Ultra Bond (CBT) Futures	22	December 2025	2,641,375	76,028
Sold Contracts
Hang Seng Index Futures	1	October 2025	172,913	(2,962)
MSCI Singapore ETS Index Futures	1	October 2025	34,680	(16)
S&P/TSX 60 Index Futures	3	December 2025	764,303	(5,859)
U.S. T-Note 5 Yr (CBT) Futures	8	December 2025	873,562	(3,510)

				$265,199

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	GBP	3,976	USD	5,435	12/05/2025	$86,525
Barclays Capital, Inc.	USD	1,146	SEK	10,754	11/20/2025	(8)
Barclays Capital, Inc.	CHF	2,108	USD	2,679	11/21/2025	14,803
HSBC Bank USA	JPY	140,839	USD	952	10/30/2025	(2,692)
HSBC Bank USA	USD	1,302	SEK	12,262	11/20/2025	4,448
HSBC Bank USA	USD	1,269	EUR	1,074	11/21/2025	(4,565)
JPMorgan Chase Bank	USD	1,872	JPY	275,538	10/30/2025	(3,451)
JPMorgan Chase Bank	CAD	3,330	USD	2,419	11/14/2025	21,799
JPMorgan Chase Bank	USD	2,501	CHF	1,965	11/21/2025	(17,450)
Societe Generale	USD	2,837	EUR	2,404	11/21/2025	(5,902)
State Street Bank & Trust Co.	JPY	56,618	USD	383	10/30/2025	(881)
State Street Bank & Trust Co.	USD	1,347	JPY	197,457	10/30/2025	(7,986)
State Street Bank & Trust Co.	AUD	932	USD	605	11/07/2025	(12,589)
State Street Bank & Trust Co.	NZD	186	USD	110	11/07/2025	2,140
State Street Bank & Trust Co.	USD	163	AUD	250	11/07/2025	2,616
State Street Bank & Trust Co.	CAD	518	USD	375	11/14/2025	2,448
State Street Bank & Trust Co.	NOK	187	USD	19	11/20/2025	(117)
State Street Bank & Trust Co.	EUR	350	USD	414	11/21/2025	2,295

						$81,433

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2025		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 45, 5 Year Index, 12/20/2030*	5.00%	Quarterly	3.21%	USD	4,590	$360,106	$350,860	$9,246

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	242	12/19/2025	$1,202

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2025, the aggregate market value of these securities amounted to $111,326 or 0.0% of net assets.

(d)	Fair valued by the Adviser.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	The rate shown represents the 7-day yield as of period end.
(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)	Affiliated investments.
(i)

As of September 30, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $113,580,756 and gross unrealized depreciation of investments was $(7,029,257), resulting in net unrealized appreciation of $106,551,499.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

OSE – Osaka Securities Exchange

REG – Registered Shares

REIT – Real Estate Investment Trust

SPI – Share Price Index

TSX – Toronto Stock Exchange

AB Variable Products Series Fund, Inc.

AB Dynamic Asset Allocation Portfolio

September 30, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2025:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks	$123,391,233	$38,434,806	$—		$161,826,039
Governments - Treasuries	—	81,965,122	—		81,965,122
Agencies	—	2,045,009	—		2,045,009
Purchased Options - Puts	—	1,208,144	—		1,208,144
Rights	69	719	—		788
Warrants	—	—	0	(a)	—
Short-Term Investments	1,113,684	—	—		1,113,684
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	346,222	—	—		346,222

Total Investments in Securities	124,851,208	123,653,800	0	(a)	248,505,008
Other Financial Instruments(b):
Assets:
Futures	278,589	—	—		278,589
Forward Currency Exchange Contracts	—	137,074	—		137,074
Centrally Cleared Credit Default Swaps	—	360,106	—		360,106
Total Return Swaps	—	1,202	—		1,202
Liabilities:
Futures	(13,390)	—	—		(13,390)
Forward Currency Exchange Contracts	—	(55,641)	—		(55,641)

Total	$125,116,407	$124,096,541	$0	(a)	$249,212,948

(a)	The Portfolio held securities with zero market value at period end.
(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2025 is as follows:

Portfolio	Market Value 12/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$0	$42,553	$41,439	$1,114	$128
AB Government Money Market Portfolio*	2,922	5,480	8,056	346	22
Total	$2,922	$48,033	$49,495	$1,460	$150

*	Investments of cash collateral for securities lending transactions.